UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIO II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JUNE 30, 2014

VP Inflation Protection Fund

3

4

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class II	AIPTX	5.36%	4.04%	5.05%	4.57%	4.53%	12/31/02
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	5.83%	4.44%	5.55%	5.24%	5.46%	—
Class I	APTIX	5.47%	4.22%	5.31%	4.83%	4.98%	5/7/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.47%	0.72%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.
Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JUNE 30, 2014
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	53.8%
Sovereign Governments and Agencies	16.8%
Corporate Bonds	16.4%
U.S. Government Agency Mortgage-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.1%
Municipal Securities	0.1%
Temporary Cash Investments	2.9%
Other Assets and Liabilities	(0.8)%

Portfolio at a Glance
Average Duration (effective)	6.0 years
Weighted Average Life	9.2 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period(1)1/1/14 - 6/30/14	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,054.70	$2.39	0.47%
Class II	$1,000	$1,053.60	$3.67	0.72%
Hypothetical
Class I	$1,000	$1,022.46	$2.36	0.47%
Class II	$1,000	$1,021.22	$3.61	0.72%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2014 (UNAUDITED)

		Principal Amount	Value
U.S. TREASURY SECURITIES — 53.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		$19,001,332	$23,018,327
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		16,778,439	19,759,884
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		11,736,991	14,397,074
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		13,020,535	14,983,784
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		3,218,809	4,519,156
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		17,750,015	22,378,882
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		1,708,889	2,496,714
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		5,478,713	7,905,613
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		10,875,268	13,816,691
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		11,156,966	14,283,528
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		13,099,937	12,311,386
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		8,621,445	7,816,219
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		3,729,073	3,933,299
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)		8,846,867	9,082,902
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		1,492,027	1,619,782
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		660,676	723,027
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		1,265,049	1,308,981
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		11,438,600	12,809,002
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		893,988	975,355
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		52,295,865	54,028,166
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		2,169,753	2,444,192
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		5,868,150	6,042,129
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		485,205	546,235
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		5,192,124	5,695,921
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		3,144,865	3,447,435
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		4,022,880	4,358,380
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		26,080,869	27,474,578
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		14,316,410	14,413,160
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		22,216,111	22,363,648
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		16,467,174	16,409,275
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		11,205,810	11,420,300
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		27,839,222	28,836,423
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44		7,374,845	8,096,776
TOTAL U.S. TREASURY SECURITIES (Cost $369,873,633)			393,716,224
SOVEREIGN GOVERNMENTS AND AGENCIES — 16.8%
AUSTRALIA — 0.4%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,714,027
CANADA — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,769,805	2,192,366
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,314,382	3,204,780
			5,397,146

		Principal Amount	Value
FRANCE — 5.4%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	3,351,098	$5,051,679
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,321,092	13,294,035
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,950,561	16,547,897
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	2,694,631	4,391,477
			39,285,088
GERMANY — 1.7%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,250,591	8,180,569
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	3,039,850	4,304,357
			12,484,926
JAPAN — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	143,922,000	1,585,603
MEXICO — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	512,500
UNITED KINGDOM — 8.3%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	15,255,187
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	6,090,124	12,516,545
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	5,812,000	32,823,964
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	296,862	564,088
			61,159,784
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $116,678,366)			123,139,074
CORPORATE BONDS — 16.4%
AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	351,352
L-3 Communications Corp., 3.95%, 5/28/24		100,000	100,911
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	578,806
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	817,434
United Technologies Corp., 4.50%, 6/1/42		268,000	281,315
			2,129,818
AUTOMOBILES — 0.5%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	503,891
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		1,249,000	1,276,805
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		1,686,000	1,745,361
			3,526,057
BANKS — 1.8%
Bank of America Corp., 5.75%, 12/1/17		1,705,000	1,926,705
Bank of America Corp., MTN, 3.30%, 1/11/23		1,030,000	1,015,061
Barclays Bank plc, 3.75%, 5/15/24		400,000	403,005
BB&T Corp., MTN, 2.05%, 6/19/18		300,000	303,546
Capital One Financial Corp, 3.15%, 7/15/16		562,000	586,716
Capital One Financial Corp., 2.45%, 4/24/19		400,000	403,506
Citigroup, Inc., 5.50%, 2/15/17		1,000,000	1,100,294
Citigroup, Inc., 1.75%, 5/1/18		499,000	496,097
Citigroup, Inc., 4.05%, 7/30/22		760,000	779,568
Citigroup, Inc., 3.75%, 6/16/24		500,000	502,133

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	$499,000	$529,214
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	172,191
JPMorgan Chase & Co., 4.625%, 5/10/21	780,000	860,785
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,370,127
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	468,000	550,098
Standard Chartered plc, 3.95%, 1/11/23(2)	160,000	159,363
U.S. Bancorp, MTN, 2.95%, 7/15/22	499,000	492,024
Wells Fargo & Co., 5.625%, 12/11/17	1,249,000	1,422,081
Wells Fargo & Co., 4.125%, 8/15/23	400,000	416,084
		13,488,598
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	893,000	1,104,187
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	749,000	865,632
Diageo Capital plc, 2.625%, 4/29/23	500,000	479,974
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	712,000	736,575
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	630,000	653,103
		3,839,471
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17	637,000	718,902
Amgen, Inc., 3.625%, 5/22/24	350,000	353,604
Celgene Corp., 3.625%, 5/15/24	150,000	150,567
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	920,043
		2,143,116
CAPITAL MARKETS — 0.2%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	316,707
Bank of New York Mellon Corp. (The), MTN, 2.50%, 1/15/16	1,249,000	1,286,415
		1,603,122
CHEMICALS — 0.5%
Dow Chemical Co. (The), 2.50%, 2/15/16	737,000	757,738
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	182,822
Eastman Chemical Co., 3.60%, 8/15/22	999,000	1,025,674
Ecolab, Inc., 4.35%, 12/8/21	624,000	685,034
LYB International Finance BV, 4.875%, 3/15/44	400,000	417,950
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	254,032
Mosaic Co. (The), 5.625%, 11/15/43	200,000	228,382
		3,551,632
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	468,000	501,775
Waste Management, Inc., 3.50%, 5/15/24	400,000	402,985
		904,760
COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	244,688
Apple, Inc., 2.40%, 5/3/23	250,000	236,503
Apple, Inc., 4.45%, 5/6/44	400,000	406,226
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	175,911

	Principal Amount	Value
Cisco Systems, Inc., 5.90%, 2/15/39	$521,000	$637,208
		1,700,536
CONSUMER FINANCE — 0.5%
American Express Co., 1.55%, 5/22/18	1,050,000	1,047,513
American Express Credit Corp., 1.30%, 7/29/16	370,000	373,238
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	251,333
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	261,044
Discover Bank, 2.00%, 2/21/18	400,000	402,688
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	480,487
PNC Bank N.A., 6.00%, 12/7/17	499,000	571,904
		3,388,207
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	270,537
DIVERSIFIED FINANCIAL SERVICES — 1.3%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	353,340
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,186,000	1,264,792
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,123,000	1,331,543
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	445,311
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	508,581
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	257,781
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	722,885
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,315,508
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24(3)	350,000	349,538
HSBC Holdings plc, 5.10%, 4/5/21	624,000	709,770
Morgan Stanley, 5.00%, 11/24/25	1,580,000	1,690,014
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	568,452
		9,517,515
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 5.10%, 9/15/14	481,000	485,206
AT&T, Inc., 2.625%, 12/1/22	468,000	449,015
AT&T, Inc., 6.55%, 2/15/39	533,000	661,828
AT&T, Inc., 4.80%, 6/15/44	350,000	359,230
British Telecommunications plc, 5.95%, 1/15/18	624,000	714,221
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	918,000	1,089,411
Orange SA, 2.75%, 2/6/19	300,000	307,594
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	840,430
Verizon Communications, Inc., 4.15%, 3/15/24	350,000	365,973
		5,272,908
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 4.70%, 3/15/21	468,000	510,360
Transocean, Inc., 5.05%, 12/15/16	312,000	339,098
Transocean, Inc., 3.80%, 10/15/22	250,000	247,741
		1,097,199
FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 2.75%, 12/1/22	1,249,000	1,207,980
Wal-Mart Stores, Inc., 2.875%, 4/1/15	425,000	433,427

	Principal Amount	Value
Wal-Mart Stores, Inc., 3.25%, 10/25/20	$1,074,000	$1,129,231
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	984,148
Walgreen Co., 3.10%, 9/15/22	250,000	245,928
		4,000,714
FOOD PRODUCTS — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,222,104
Mondelez International, Inc., 4.00%, 2/1/24	200,000	207,445
Unilever Capital Corp., 2.20%, 3/6/19	500,000	507,724
		1,937,273
GAS UTILITIES — 1.0%
Enable Midstream Partners LP, 3.90%, 5/15/24(2)	350,000	349,760
Enbridge, Inc., 3.50%, 6/10/24	350,000	348,298
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	423,384
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	309,532
Enterprise Products Operating LLC, 3.70%, 6/1/15	468,000	481,595
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	258,497
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	912,651
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	384,324
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	712,000	736,158
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	492,880
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	301,573
Williams Cos., Inc. (The), 4.55%, 6/24/24	350,000	353,966
Williams Partners LP, 3.80%, 2/15/15	812,000	827,711
Williams Partners LP, 4.125%, 11/15/20	531,000	566,856
Williams Partners LP, 4.30%, 3/4/24	600,000	626,620
		7,373,805
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	350,000	347,619
Medtronic, Inc., 2.75%, 4/1/23	312,000	302,094
		649,713
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	392,725
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	553,421
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	397,508
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	397,663
		1,741,317
HOTELS, RESTAURANTS AND LEISURE†
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	351,527
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	687,000	775,588
INSURANCE — 0.8%
Allstate Corp. (The), 4.50%, 6/15/43	350,000	363,535
American International Group, Inc., 4.875%, 6/1/22	780,000	869,605
American International Group, Inc., MTN, 5.85%, 1/16/18	400,000	456,955
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	735,759

	Principal Amount	Value
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	$350,000	$398,451
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	415,136
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	992,440
Prudential Financial, Inc., 5.625%, 5/12/41	350,000	409,117
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	305,353
Prudential Financial, Inc., VRN, 4.13%, 7/1/14	189,000	199,660
Voya Financial, Inc., 2.90%, 2/15/18	499,000	517,469
XLIT Ltd., 2.30%, 12/15/18	250,000	248,865
		5,912,345
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	123,152
International Business Machines Corp., 1.95%, 7/22/16	818,000	839,806
		962,958
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,249,000	1,297,945
MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	256,497
Deere & Co., 5.375%, 10/16/29	468,000	559,888
		816,385
MEDIA — 1.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	923,912
Comcast Corp., 6.50%, 11/15/35	556,000	721,564
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	718,000	733,510
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	300,000	318,799
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,466,256
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	806,415
Time Warner, Inc., 4.70%, 1/15/21	700,000	775,892
Viacom, Inc., 4.50%, 3/1/21	843,000	921,029
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	481,607
		7,148,984
METALS AND MINING — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	574,000	601,197
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	963,383
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	87,000	86,849
Newmont Mining Corp., 6.25%, 10/1/39	462,000	486,421
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	493,455
		2,631,305
MULTI-UTILITIES — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	297,041
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	902,746
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,296,336
Duke Energy Corp., 3.55%, 9/15/21	780,000	816,420
Georgia Power Co., 4.30%, 3/15/42	250,000	251,360
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	257,891
Sempra Energy, 6.50%, 6/1/16	356,000	393,501

	Principal Amount	Value
Virginia Electric and Power Co., 3.45%, 2/15/24	$200,000	$204,886
		4,420,181
MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	350,000	348,740
OIL, GAS AND CONSUMABLE FUELS — 1.4%
Apache Corp., 4.75%, 4/15/43	599,000	629,104
BP Capital Markets plc, 2.50%, 11/6/22	262,000	249,992
BP Capital Markets plc, 2.75%, 5/10/23	375,000	360,717
Chevron Corp., 2.43%, 6/24/20	350,000	355,276
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	401,244
ConocoPhillips Co., 2.40%, 12/15/22	887,000	854,083
EOG Resources, Inc., 2.50%, 2/1/16	1,686,000	1,734,602
Noble Energy, Inc., 4.15%, 12/15/21	874,000	940,754
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	382,128
Petro-Canada, 6.80%, 5/15/38	250,000	331,540
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	324,049
Shell International Finance BV, 2.375%, 8/21/22	2,510,000	2,420,722
Statoil ASA, 2.45%, 1/17/23	468,000	449,823
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	388,081
Total Capital SA, 2.125%, 8/10/18	350,000	355,823
		10,177,938
PAPER AND FOREST PRODUCTS — 0.1%
International Paper Co., 6.00%, 11/15/41	325,000	383,730
PERSONAL PRODUCTS — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	400,000	407,732
PHARMACEUTICALS — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	558,707
Actavis Funding SCS, 3.85%, 6/15/24(2)	350,000	354,305
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	493,163
Merck & Co., Inc., 2.40%, 9/15/22	499,000	481,848
Mylan, Inc., 2.60%, 6/24/18	210,000	213,480
Mylan, Inc., 2.55%, 3/28/19	300,000	302,491
Roche Holdings, Inc., 6.00%, 3/1/19(2)	878,000	1,032,422
Sanofi, 1.20%, 9/30/14	843,000	844,962
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	305,454
		4,586,832
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	212,669
Essex Portfolio LP, 3.625%, 8/15/22	250,000	252,507
HCP, Inc., 5.375%, 2/1/21	312,000	355,229
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	248,088
Kilroy Realty LP, 3.80%, 1/15/23	331,000	334,335
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	468,000	463,248
		1,866,076
ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	310,046

	Principal Amount	Value
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	$250,000	$269,155
Canadian National Railway Co., 4.50%, 11/7/43	375,000	399,383
CSX Corp., 4.25%, 6/1/21	799,000	872,710
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	285,690
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	104,058
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	256,120
Union Pacific Corp., 2.75%, 4/15/23	250,000	244,287
		2,741,449
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 2.70%, 12/15/22	868,000	844,994
SOFTWARE — 0.6%
Adobe Systems, Inc., 3.25%, 2/1/15	936,000	950,606
Intuit, Inc., 5.75%, 3/15/17	443,000	494,860
Microsoft Corp., 2.125%, 11/15/22	787,000	754,549
Oracle Corp., 5.75%, 4/15/18	999,000	1,150,453
Oracle Corp., 2.50%, 10/15/22	999,000	957,026
Oracle Corp., 3.40%, 7/8/24(3)	350,000	349,206
		4,656,700
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	489,492
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	400,000	428,506
Seagate HDD Cayman, 4.75%, 1/1/25(2)	350,000	349,125
		777,631
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	442,056
TOTAL CORPORATE BONDS (Cost $116,625,860)		120,176,886
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.4%
FHLMC, 4.50%, 4/1/41	18,535,701	20,199,149
FNMA, 4.50%, 5/1/39	5,582,789	6,142,988
FNMA, 4.00%, 11/1/41	1,898,221	2,016,298
FNMA, 4.00%, 11/1/41	1,416,830	1,504,962
FNMA, 4.00%, 2/1/42	2,226,292	2,367,045
GNMA, 6.00%, 7/20/17	10,729	11,972
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,540,924)		32,242,414
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/14	1,261,044	1,313,162
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	999,000	1,053,009
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	2,750,000	2,730,636
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,275,000	2,262,571
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	1,625,000	1,743,916

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	$936,000	$944,408
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	710,422	726,059
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	3,657,255	3,733,512
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	3,000,000	3,114,342
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/14(2)	2,877,000	2,875,959
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	1,725,000	1,856,501
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	1,075,000	1,165,719
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	1,249,000	1,301,208
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/14	1,108,000	1,169,965
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,832,526	1,850,454
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES(Cost $27,438,621)		27,841,421
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	259,838	274,024
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	487,029	512,821
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	207,932	213,627
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	732,986	742,090
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	220,772	227,893
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	409,891	437,108
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	501,709	529,970
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 7/1/14	461,504	468,685
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/14	128,691	131,214
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/14	396,723	401,133
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/14(2)	1,773,268	1,844,061
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	641,099	689,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	421,408	451,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	1,674,030	1,712,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	169,599	176,003
WinWater Mortgage Loan Trust 2014-1, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/14(2)	2,100,000	2,157,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,912,763)		10,968,222

	Principal Amount	Value
ASSET-BACKED SECURITIES(4) — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	$2,000,000	$2,023,457
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 7/7/14(2)	2,225,000	2,227,559
Hilton Grand Vacations Trust 2014-A, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	2,125,000	2,127,262
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	1,377,500	1,400,947
TOTAL ASSET-BACKED SECURITIES (Cost $7,760,680)		7,779,225
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	110,000	149,100
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	117,995
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	269,664
TOTAL MUNICIPAL SECURITIES (Cost $419,856)		536,759
TEMPORARY CASH INVESTMENTS — 2.9%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(5)	20,760,000	20,759,942
SSgA U.S. Government Money Market Fund, Class N	1,038	1,038
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,761,038)		20,760,980
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $702,011,741)		737,161,205
OTHER ASSETS AND LIABILITIES — (0.8)%		(5,848,331)
TOTAL NET ASSETS — 100.0%		$731,312,874

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	800,000	USD	749,840	Barclays Bank plc	9/4/14	$1,103
USD	691,425	AUD	752,190	Barclays Bank plc	9/4/14	(14,640)
CAD	2,682,427	USD	2,450,000	Deutsche Bank	9/4/14	59,937
CAD	752,016	USD	700,000	Westpac Group	9/4/14	3,659
USD	6,384,687	CAD	6,980,531	Barclays Bank plc	9/4/14	(146,971)
USD	2,751,027	CHF	2,462,161	Barclays Bank plc	9/4/14	(26,920)
CLP	723,710,000	USD	1,300,000	Barclays Bank plc	9/4/14	(66)
CZK	23,188,451	USD	1,150,000	Barclays Bank plc	9/4/14	7,675
USD	1,192,135	CZK	24,019,399	Deutsche Bank	9/4/14	(7,024)
EUR	450,000	USD	609,840	HSBC Holdings plc	9/4/14	6,494
USD	613,982	EUR	450,000	Barclays Bank plc	9/4/14	(2,351)
USD	613,656	EUR	450,000	JPMorgan Chase Bank N.A.	9/4/14	(2,677)
USD	55,913,220	EUR	41,041,443	UBS AG	9/4/14	(298,383)
USD	55,758,880	GBP	33,317,427	Deutsche Bank	9/4/14	(1,231,528)
USD	1,762,247	GBP	1,050,000	JPMorgan Chase Bank N.A.	9/4/14	(33,808)
USD	3,371,314	JPY	346,038,452	Barclays Bank plc	9/4/14	(46,059)
USD	950,000	JPY	96,544,415	Barclays Bank plc	9/4/14	(3,444)
USD	550,000	JPY	56,458,875	Westpac Group	9/4/14	(7,571)
KRW	4,937,420,750	USD	4,803,406	Westpac Group	9/4/14	64,469
NOK	16,828,327	USD	2,795,313	JPMorgan Chase Bank N.A.	9/4/14	(58,377)
USD	1,450,000	NOK	8,725,375	Deutsche Bank	9/4/14	30,917
NZD	1,252,296	USD	1,045,160	HSBC Holdings plc	9/4/14	44,792
SEK	7,011,757	USD	1,048,355	Barclays Bank plc	9/4/14	357
USD	1,030,344	SEK	6,931,464	Barclays Bank plc	9/4/14	(6,360)
SGD	2,070,894	USD	1,647,079	HSBC Holdings plc	9/4/14	13,784
USD	1,692,709	SGD	2,120,931	Westpac Group	9/4/14	(8,284)
USD	2,702,653	TWD	81,241,755	Westpac Group	9/4/14	(22,471)
						$(1,683,747)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
59	U.S. Treasury 10-Year Notes	September 2014	$7,385,141	$39,508
199	U.S. Treasury Long Bonds	September 2014	27,300,313	209,435
47	U.S. Treasury Ultra Long Bonds	September 2014	7,047,062	50,881
			$41,732,516	$299,824

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	$(103,959)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(391,005)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(135,814)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(1,989,063)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(233,806)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(65,956)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(84,187)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,483,214)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(395,982)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(1,505,772)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78%	7/2/44	—
						$(6,388,758)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,628,199.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $27,829,553, which represented 3.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $702,011,741)	$737,161,205
Receivable for investments sold	1,636,163
Receivable for capital shares sold	206,028
Unrealized appreciation on forward foreign currency exchange contracts	233,187
Interest receivable	4,012,503
743,249,086

Liabilities
Disbursements in excess of demand deposit cash	837
Payable for investments purchased	2,780,860
Payable for capital shares redeemed	336,400
Payable for variation margin on futures contracts	91,422
Unrealized depreciation on forward foreign currency exchange contracts	1,916,934
Swap agreements, at value	6,388,758
Accrued management fees	278,443
Distribution fees payable	142,558
11,936,212

Net Assets	$731,312,874

Net Assets Consist of:
Capital (par value and paid-in surplus)	$704,225,690
Undistributed net investment income	3,861,603
Accumulated net realized loss	(4,162,912)
Net unrealized appreciation	27,388,493
$731,312,874

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$33,967,560	3,173,625	$10.70
Class II, $0.01 Par Value	$697,345,314	65,354,832	$10.67

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,800,882

Expenses:
Management fees	1,677,359
Distribution fees - Class II	865,825
Directors' fees and expenses	26,131
Other expenses	1,221
2,570,536

Net investment income (loss)	8,230,346

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,180,878
Futures contract transactions	(2,109,520)
Foreign currency transactions	(3,269,511)
(3,198,153)

Change in net unrealized appreciation (depreciation) on:
Investments	30,925,019
Futures contracts	(90,079)
Swap agreements	1,494,939
Translation of assets and liabilities in foreign currencies	923,645
33,253,524

Net realized and unrealized gain (loss)	30,055,371

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,285,717

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2013
Increase (Decrease) in Net Assets	June 30, 2014	December 31, 2013
Operations
Net investment income (loss)	$8,230,346	$12,507,131
Net realized gain (loss)	(3,198,153)	51,308,579
Change in net unrealized appreciation (depreciation)	33,253,524	(141,440,668)
Net increase (decrease) in net assets resulting from operations	38,285,717	(77,624,958)

Distributions to Shareholders
From net investment income:
Class I	(243,237)	(826,567)
Class II	(4,259,880)	(14,617,485)
From net realized gains:
Class I	(813,876)	(2,520,167)
Class II	(17,312,189)	(44,491,612)
Decrease in net assets from distributions	(22,629,182)	(62,455,831)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(10,250,594)	(522,855,570)

Net increase (decrease) in net assets	5,405,941	(662,936,359)

Net Assets
Beginning of period	725,906,933	1,388,843,292
End of period	$731,312,874	$725,906,933

Undistributed net investment income	$3,861,603	$134,374

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2014 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended June 30, 2014 was 0.47%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended June 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2014 totaled $109,476,576, of which $68,728,779 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2014 totaled $118,556,564, of which $93,755,791 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2014		Year ended December 31, 2013
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	267,494	$2,845,016	703,260	$7,832,192
Issued in reinvestment of distributions	101,247	1,057,113	293,001	3,346,734
Redeemed	(403,269)	(4,285,716)	(4,035,685)	(45,948,938)
	(34,528)	(383,587)	(3,039,424)	(34,770,012)
Class II/Shares Authorized	250,000,000		250,000,000
Sold	3,636,178	38,398,132	11,267,671	124,189,667
Issued in reinvestment of distributions	2,073,229	21,572,069	5,192,101	59,109,097
Redeemed	(6,602,148)	(69,837,208)	(59,438,061)	(671,384,322)
	(892,741)	(9,867,007)	(42,978,289)	(488,085,558)
Net increase (decrease)	(927,269)	$(10,250,594)	(46,017,713)	$(522,855,570)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$393,716,224	—
Sovereign Governments and Agencies	—	123,139,074	—
Corporate Bonds	—	120,176,886	—
U.S. Government Agency Mortgage-Backed Securities	—	32,242,414	—
Commercial Mortgage-Backed Securities	—	27,841,421	—
Collateralized Mortgage Obligations	—	10,968,222	—
Asset-Backed Securities	—	7,779,225	—
Municipal Securities	—	536,759	—
Temporary Cash Investments	$1,038	20,759,942	—
	$1,038	$737,160,167	—
Other Financial Instruments
Futures Contracts	$299,824	—	—
Forward Foreign Currency Exchange Contracts	—	$233,187	—
	$299,824	$233,187	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(6,388,758)	—
Forward Foreign Currency Exchange Contracts	—	(1,916,934)	—
	—	$(8,305,692)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The USD currency purchased and/or sold as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The futures contracts sold as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The notional amount as disclosed on the Schedule of Investments is indicative of the fund's typical volume during the period.

Value of Derivative Instruments as of June 30, 2014

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$233,187	Unrealized depreciation on forward foreign currency exchange contracts	$1,916,934
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	91,422
Other Contracts	Swap agreements	—	Swap agreements	6,388,758
		$233,187		$8,397,114

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2014

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(3,294,012)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$929,799
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,109,520)	Change in net unrealized appreciation (depreciation) on futures contracts	(90,079)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	1,494,939
		$(5,403,532)		$2,334,659

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Barclays Bank plc	$9,135	$(9,135)	—	—
Deutsche Bank	90,854	(90,854)	—	—
HSBC Holdings plc	65,070	—	—	$65,070
Westpac Group	68,128	(38,326)	—	29,802
	$233,187	$(138,315)	—	$94,872

Liabilities
Bank of America N.A.	$2,853,647	—	$(2,853,647)	—
Barclays Bank plc	3,781,922	$(9,135)	(3,772,787)	—
Deutsche Bank	1,238,552	(90,854)	—	$1,147,698
JPMorgan Chase Bank N.A.	94,862	—	—	94,862
UBS AG	298,383	—	—	298,383
Westpac Group	38,326	(38,326)	—	—
	$8,305,692	$(138,315)	$(6,626,434)	$1,540,943

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$702,182,350
Gross tax appreciation of investments	$39,985,243
Gross tax depreciation of investments	(5,006,388)
Net tax appreciation (depreciation) of investments	$34,978,855

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2013, the fund had late-year ordinary loss deferrals of $(1,284,683), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2014(3)	$10.48	0.13	0.43	0.56	(0.08)	(0.26)	(0.34)	$10.70	5.47%	0.47%(4)	2.51%(4)	15%	$33,968
2013	$12.05	0.17	(1.12)	(0.95)	(0.20)	(0.42)	(0.62)	$10.48	(8.21)%	0.47%	1.52%	36%	$33,623
2012	$11.78	0.32	0.55	0.87	(0.32)	(0.28)	(0.60)	$12.05	7.55%	0.48%	2.45%	40%	$75,279
2011	$11.11	0.40	0.90	1.30	(0.49)	(0.14)	(0.63)	$11.78	12.09%	0.48%	3.61%	63%	$161,320
2010	$10.74	0.30	0.27	0.57	(0.20)	—	(0.20)	$11.11	5.39%	0.49%	2.70%	44%	$111,872
2009	$9.91	0.26	0.77	1.03	(0.20)	—	(0.20)	$10.74	10.43%	0.49%	2.61%	43%	$101,956
Class II
2014(3)	$10.45	0.12	0.43	0.55	(0.07)	(0.26)	(0.33)	$10.67	5.36%	0.72%(4)	2.26%(4)	15%	$697,345
2013	$12.03	0.14	(1.12)	(0.98)	(0.18)	(0.42)	(0.60)	$10.45	(8.48)%	0.72%	1.27%	36%	$692,284
2012	$11.75	0.26	0.59	0.85	(0.29)	(0.28)	(0.57)	$12.03	7.39%	0.73%	2.20%	40%	$1,313,564
2011	$11.09	0.38	0.88	1.26	(0.46)	(0.14)	(0.60)	$11.75	11.74%	0.73%	3.36%	63%	$1,254,452
2010	$10.73	0.27	0.27	0.54	(0.18)	—	(0.18)	$11.09	5.12%	0.74%	2.45%	44%	$1,173,585
2009	$9.91	0.25	0.75	1.00	(0.18)	—	(0.18)	$10.73	10.22%	0.74%	2.36%	43%	$1,058,286

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82876 1408

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name:
Title:
(principal executive officer)

Date:	August 21, 2014

By:	/s/ C. Jean Wade
Name:
Title:
Chief Financial Officer
(principal financial officer)

Date:	August 21, 2014